Pension commitments, Weighted Average Key Assumptions and Average Life Expectancy (Details) $ in Millions	Oct. 31, 2019 USD ($) Employee	Oct. 31, 2018 Employee
Weighted average key assumptions [Abstract]
Rate of increase in final pensionable salary	2.65%	2.61%
Rate of increase in pension payments	1.75%	1.99%
Discount rate	1.20%	1.92%
Inflation	1.69%	1.89%
Germany [Member]
Weighted average key assumptions [Abstract]
Rate of increase in final pensionable salary	2.50%	2.50%
Rate of increase in pension payments	1.75%	2.00%
Discount rate	1.09%	1.83%
Inflation	1.75%	2.00%
Rest of World [Member]
Weighted average key assumptions [Abstract]
Rate of increase in final pensionable salary	3.09%	2.75%
Rate of increase in pension payments	1.50%	1.50%
Discount rate	1.71%	2.14%
Inflation	1.16%	1.26%
Discount Rate [Member]
Weighted average key assumptions [Abstract]
Defined benefit obligation | $	$ 14.0
Discount Rate [Member] | Germany [Member]
Weighted average key assumptions [Abstract]
Discount rate	11.50%
Discount Rate [Member] | Rest of World [Member]
Weighted average key assumptions [Abstract]
Discount rate	6.70%
Average Life Expectancy [Member]
Retiring at age 65 at the end of the reporting period [Abstract]
Male	20	20
Female	23	23
Retiring 15 years after the end of the reporting period [Abstract]
Male	22	22
Female	25	25
Average Life Expectancy [Member] | Germany [Member]
Retiring at age 65 at the end of the reporting period [Abstract]
Male	20	20
Female	23	23
Retiring 15 years after the end of the reporting period [Abstract]
Male	22	22
Female	25	25
Average Life Expectancy [Member] | Rest of World [Member]
Retiring at age 65 at the end of the reporting period [Abstract]
Male	20	20
Female	23	23
Retiring 15 years after the end of the reporting period [Abstract]
Male	23	22
Female	26	25